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                                                     Filed Pursuant to Rule 497E
                                                      Registration No. 033-57730


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                                  WM ADVANTAGE
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED AUGUST 21, 1998
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 1998



The name "American General Independent Producer Division," which appears under "SERVICES" on page three has been changed to "American General Life Companies." The acronym "AGIPD," which appears under "SERVICES" has been changed to "AGLC."